Financial Instruments and Risk Management (Fair Value for Assets and Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of assets [line items]
Total liabilities	$ (1,751.9)	$ (1,077.7)
Total Assets	5,336.1	4,001.2
Derivative financial assets	0.0	6.6
Derivative financial liabilities	(149.1)	1.0
Current derivative financial liabilities	9.1	1.0
Non-current derivative financial liabilities	140.0	0.0
Derivatives | Gold Options
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	(0.8)
Derivatives | Currency Hedging Derivative Instruments
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value	(9.0)
Derivatives | Fuel Options
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	0.1	0.2
Level 3 | Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Fair value, net asset (liability)	0.0	0.0
Level 2 | Gold Forward Contracts
Disclosure of fair value measurement of assets [line items]
Total liabilities	(140.0)	0.0
Level 2 | Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Fair value, net asset (liability)	(149.1)	5.2
Level 2 | Recurring fair value measurement | Fair value through profit or loss | Gold Options
Disclosure of fair value measurement of assets [line items]
Total liabilities		0.8
Level 2 | Recurring fair value measurement | Fair value through profit or loss | Share Purchase Warrants
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value		(0.4)
Level 2 | Recurring fair value measurement | Fair value through OCI | Currency Hedging Derivative Instruments
Disclosure of fair value measurement of assets [line items]
Total liabilities		(6.6)
Level 1 | Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Fair value, net asset (liability)	24.0	13.0
Level 1 | Recurring fair value measurement | Trading securities | Fair value through OCI
Disclosure of fair value measurement of assets [line items]
Total Assets	$ 24.0	$ 13.0